Significant Estimates And Certain Concentrations	12 Months Ended
Dec. 31, 2011
Significant Estimates And Certain Concentrations [Abstract]
Significant Estimates And Certain Concentrations
(7)        Significant Estimates and Certain Concentrations

Thirty one percent (31%) of the Company's employees are covered by various collective bargaining agreements. Approximately 35% of those union employees (11% of our total employees) are covered by a contract that expires in 2012. The Company believes it has a good working relationship with its employees and has been successful in negotiating multi-year union contracts without work stoppages.

The Company has a noncontributory defined benefit pension plan and a postretirement health care plan that provide certain postretirement benefits to eligible employees. The benefit obligation is the actuarial present value of all benefits attributed to services rendered prior to the valuation date based on the Entry Age Actuarial Cost Method and the Projected Unit Credit Actuarial Cost Method, respectively. It is reasonably possible that events could occur that would change the estimated amount of these liabilities materially in the near term.

The current protracted economic decline continues to present companies with unprecedented circumstances and challenges, which in some cases have resulted in large declines in the fair value of investments and other assets, declines in the volume of business, constraints on liquidity and difficulty obtaining financing. The financial statements have been prepared using values and information currently available to the Company.

Current economic and financial market conditions could adversely affect our results of operations in future periods. The current instability in the financial markets may make it difficult for certain of our customers to obtain financing, which may significantly impact the volume of future sales and adversely impact the Company's future operating results.

In addition, given the volatility of current economic conditions, the values of assets and liabilities recorded in the financial statements could change rapidly, resulting in material future adjustments in investment values (including defined benefit pension plan investments), allowances for accounts, net realizable value of inventory, and realization of deferred tax assets that could negatively impact the Company's ability to meet debt covenants or maintain sufficient liquidity.

In 2007 Monarch self-reported potential violations pertaining to construction permitting requirements of the Kansas Department of Health and Environment (KDHE). As a result, the company has been negotiating an environmental settlement with the KDHE over the past few years. In the best interest of the KDHE and Monarch, both parties have recently agreed to the terms of a settlement. The alleged violations contained within the agreement are procedural in nature and relate to permitting activities that accompanied facility modifications, all of which occurred in the 1990s. The alleged violations did not increase emission rates at the facility or harm the environment in any manner. The terms of the settlement required the company to pay a civil penalty of $120,000 and submit an administratively complete construction permit modification, which established a combined NOx limit on the company's kilns. The company has provided data to the KDHE for review, which demonstrates that Monarch has been in compliance with the new NOx emission limits over the past 12 calendar months. Once the KDHE concurs with Monarch's determination that 12 consecutive calendar months of NOx emission compliance have been achieved, the Consent Agreement and Final Order of the Secretary (CAO) will be closed. If the KDHE does not agree that Monarch has met the terms of the CAO, and furthermore, the company is unable to demonstrate that it can operate within the limits set forth in the "CAO Construction Permit" (which was required to make the terms of the CAO federally enforceable), the company will submit a proposal to the KDHE for the installation of control technology on the kilns to meet the NOx emission limitations included within the CAO Construction Permit. Nothing in the CAO shall be construed as an admission of any fact or an acknowledgement of any liability by any party. Monarch neither admits nor denies the Findings of Fact and Conclusions of Law contained in the CAO. The Company's manufacturing operations have always pursued excellence in environmental compliance and the health of our employees, and the Company will continue to strive to be a leader in environmental stewardship, and will remain focused on these core principles into the future.

The Company is subject to claims and lawsuits that arise primarily in the ordinary course of business.  It is the opinion of management that the disposition or ultimate resolution of such claims and lawsuits will not have a material adverse effect on the consolidated financial position, results of operations and cash flows of the Company.

The Company invests in various equity securities which are exposed to market risks. Due to the level of risk associated with certain equity securities, it is at least reasonably possible that changes in the values of equity securities will occur in the near term and that such change could materially affect the amounts reported in the accompanying balance sheet.